EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2012
EARNINGS PER SHARE

NOTE 2. EARNINGS PER SHARE

The following table provides a reconciliation of the denominators of the basic and diluted per share computations:

(in thousand shares)	2010	2011	2012
Weighted average number of outstanding shares
Basic	55,834	54,268	50,720
Effect of dilutive securities
Employee share-based compensation	3,457	—	—

Diluted	59,291	54,268	50,720

Options to purchase 1,432 thousand and 1,444 thousand shares of common stock were not included in dilutive securities for the years ended December 31, 2011 and 2012, respectively, as the effect would be anti-dilutive.